Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Kingsbarn Tactical Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	Kingsbarn Tactical Bond ETF
Class Name	Kingsbarn Tactical Bond ETF
Trading Symbol	KDRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.
Additional Information Phone Number	(866) 788-7878
Additional Information Website	www.kingsbarncapital.com/kingsbarn-etf/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform?

Kingsbarn Tactical Bond ETF (“the Fund”) returned 8.27% for the period of December 1, 2023, to November 30, 2024, vs Bloomberg Aggregate Bond Index which returned 6.87% for the same period. The Fund primarily invests in a portfolio of high-grade fixed-income securities, and its performance was boosted by Kingsbarn’s tactical duration positioning, which outperformed the benchmark.

What Factors Influenced Performance?

Kingsbarn generated significant alpha through opportunistic duration tilts throughout the year. The Fund’s portfolio duration exposure was tactically reduced in March, April, September, and October in response to strong economic growth and rising inflation expectations. These tactical duration positions were implemented using short Treasury futures, generating significant gains that offset losses in the fund’s core bond holdings caused by rising yields.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

	1 year	Average Annual Total Return Since Inception (12/20/21)
Kingsbarn Tactical Bond ETF	8.27%	1.05%
Bloomberg US Aggregate Bond Index	6.87%	-1.93%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Dec. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,189,000
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 16,228
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2024)
Fund Net Assets (Thousands)	$1,189
Number of Holdings	5
Total Advisory Fee Paid	$16,228
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of November 30, 2024)

Sector Breakdown

Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	19.53%
iShares MBS ETF	19.36%
iShares 0-3 Months Treasury Bond ETF	19.19%
iShares 7-10 Year Treasury Bond ETF	18.86%
iShares TIPS Bond ETF	14.38%

Largest Holdings [Text Block]

Holdings

iShares iBoxx $ Investment Grade Corporate Bond ETF	19.53%
iShares MBS ETF	19.36%
iShares 0-3 Months Treasury Bond ETF	19.19%
iShares 7-10 Year Treasury Bond ETF	18.86%
iShares TIPS Bond ETF	14.38%